UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21128

Smith Barney Multiple Discipline Trust
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004 (Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq. Smith Barney Fund Management LLC 300 First Stamford Place Stamford, CT 06902 (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31 Date of reporting period: September 30, 2004

ITEM 1.	SCHEDULE OF INVESTMENTS

SMITH BARNEY MULTIPLE DISCIPLINE TRUST

Multiple Discipline Portfolio – All Cap Growth and Value
Multiple Discipline Portfolio – Large Cap Growth and Value
Multiple Discipline Portfolio – Global All Cap Growth and Value
Multiple Discipline Portfolio – Balanced All Cap Growth and Value

FORM N-Q SEPTEMBER 30, 2004

MULTIPLE DISCIPLINE PORTFOLIO — ALL CAP GROWTH AND VALUE

Schedules of Investments (unaudited)	September 30, 2004

SHARES	SECURITY	VALUE

COMMON STOCK — 91.3%
CONSUMER DISCRETIONARY — 12.6%
Hotels, Restaurants & Leisure — 0.4%
26,495	McDonald's Corp.	$742,655

Leisure Equipment & Products — 1.1%
64,740	Hasbro, Inc.	1,217,112
50,940	Mattel, Inc.	923,542

		2,140,654

Media — 9.3%
75,340	Cablevision Systems Corp., New York Group, Class A Shares (a)	1,527,895
143,045	Comcast Corp., Special Class A Shares (a)	3,993,816
456,559	Liberty Media Corp., Series A Shares (a)	3,981,194
6,938	Liberty Media International, Inc., Series A Shares (a)	231,466
46,295	The News Corp. Ltd., Sponsored ADR	1,521,717
237,005	Time Warner Inc. (a)	3,825,261
155,730	The Walt Disney Co.	3,511,712

		18,593,061

Specialty Retail — 1.7%
141,160	Charming Shoppes, Inc. (a)	1,005,059
58,734	The Home Depot, Inc.	2,302,373

		3,307,432

Textiles & Apparel — 0.1%
29,000	Tommy Hilfiger Corp. (a)	286,230

	TOTAL CONSUMER DISCRETIONARY	25,070,032

CONSUMER STAPLES — 6.0%
Beverages — 3.3%
75,463	The Coca-Cola Co.	3,022,293
74,073	PepsiCo, Inc.	3,603,652

		6,625,945

Food & Drug Retailing — 0.4%
45,700	Safeway Inc. (a)	882,467

Food Products — 0.7%
20,540	Wm. Wrigley Jr. Co.	1,300,387

Personal Products — 1.6%
75,235	The Gillette Co.	3,140,309

	TOTAL CONSUMER STAPLES	11,949,108

ENERGY — 4.6%
Energy Equipment & Services — 1.7%
27,640	GlobalSantaFe Corp.	847,166
33,046	Grant Prideco, Inc. (a)	677,112
37,200	Weatherford International Ltd. (a)	1,897,944

		3,422,222

Oil & Gas — 2.9%
14,580	Anadarko Petroleum Corp.	967,529
23,820	BP PLC, Sponsored ADR	1,370,365

See Notes to Schedule of Investments.

MULTIPLE DISCIPLINE PORTFOLIO — ALL CAP GROWTH AND VALUE

Schedules of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE

Oil & Gas — 2.9% (continued)
49,780	Exxon Mobil Corp.	$2,405,867
11,310	Murphy Oil Corp.	981,369

		5,725,130

	TOTAL ENERGY	9,147,352

FINANCIALS — 13.2%
Banks — 0.9%
44,420	The Bank of New York Co., Inc.	1,295,732
8,940	Wells Fargo & Co.	533,092

		1,828,824

Diversified Financials — 6.3%
37,645	American Express Co.	1,937,212
87,172	JPMorgan Chase & Co.	3,463,344
24,002	Lehman Brothers Holdings Inc.	1,913,439
17,520	MBNA Corp.	441,504
55,214	Merrill Lynch & Co., Inc.	2,745,240
10,000	Morgan Stanley	493,000
34,530	State Street Corp.	1,474,776

		12,468,515

Insurance — 6.0%
23,315	Ambac Financial Group, Inc.	1,864,034
69,485	American International Group, Inc.	4,724,285
681	Berkshire Hathaway, Inc., Class B Shares (a)	1,955,151
22,285	The Chubb Corp.	1,566,190
26,875	MGIC Investment Corp.	1,788,531
3,965	The St. Paul Travelers Cos., Inc.	131,083

		12,029,274

	TOTAL FINANCIALS	26,326,613

HEALTHCARE — 20.7%
Biotechnology — 7.9%
2,746	Alkermes, Inc. (a)	31,689
57,945	Amgen Inc. (a)	3,284,323
64,155	Biogen Idec Inc. (a)	3,924,361
61,090	Chiron Corp. (a)	2,700,178
32,252	Genentech, Inc. (a)	1,690,650
53,550	Genzyme Corp. (a)	2,913,655
93,120	Millennium Pharmaceuticals, Inc. (a)	1,276,675

		15,821,531

Healthcare Providers & Services — 1.9%
34,950	McKesson Corp.	896,468
39,130	UnitedHealth Group Inc.	2,885,446

		3,781,914

Pharmaceuticals — 10.9%
47,090	Abbott Laboratories	1,994,732
44,580	Forest Laboratories, Inc. (a)	2,005,208

See Notes to Schedule of Investments.

MULTIPLE DISCIPLINE PORTFOLIO — ALL CAP GROWTH AND VALUE

Schedules of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE

Pharmaceuticals — 10.9% (continued)
34,930	GlaxoSmithKline PLC, ADR	$1,527,489
76,224	Johnson & Johnson	4,293,698
109,449	Merck & Co. Inc.	3,611,817
186,516	Pfizer Inc.	5,707,390
68,110	Wyeth	2,547,314

		21,687,648

	TOTAL HEALTHCARE	41,291,093

INDUSTRIALS — 7.9%
Aerospace & Defense — 1.4%
22,686	L-3 Communications Holdings, Inc.	1,519,962
34,690	Raytheon Co.	1,317,526

		2,837,488

Airlines — 0.3%
40,500	Southwest Airlines Co.	551,610

Commercial Services & Supplies — 0.6%
49,810	Sabre Holdings Corp., Class A Shares	1,221,839

Electrical Equipment — 1.0%
29,785	Emerson Electric Co.	1,843,394

Industrial Conglomerates — 2.8%
69,700	General Electric Co.	2,340,526
36,960	Honeywell International Inc.	1,325,386
63,421	Tyco International Ltd.	1,944,488

		5,610,400

Machinery — 1.8%
23,941	Caterpillar Inc.	1,926,053
66,700	Pall Corp.	1,632,816

		3,558,869

	TOTAL INDUSTRIALS	15,623,600

INFORMATION TECHNOLOGY — 18.9%
Communications Equipment — 2.6%
134,175	Cisco Systems, Inc. (a)	2,428,568
82,220	Motorola, Inc.	1,483,249
92,210	Nokia Oyj, Sponsored ADR	1,265,121

		5,176,938

Computers & Peripherals — 2.5%
62,280	Dell Inc. (a)	2,217,168
27,310	Electronics for Imaging, Inc. (a)	443,514
9,935	International Business Machines Corp.	851,827
130,843	Maxtor Corp. (a)	680,384
29,800	SanDisk Corp. (a)	867,776

		5,060,669

Electronic Equipment & Instruments — 1.1%
47,290	Agilent Technologies, Inc. (a)	1,020,045
258,590	Solectron Corp. (a)	1,280,020

		2,300,065

See Notes to Schedule of Investments.

MULTIPLE DISCIPLINE PORTFOLIO — ALL CAP GROWTH AND VALUE

Schedules of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE

Internet Software & Services — 1.3%
108,890	InterActiveCorp (a)	$2,397,758
25,000	RealNetworks, Inc. (a)	116,500

		2,514,258

IT Consulting & Services — 1.1%
35,840	SunGard Data Systems Inc. (a)	851,917
121,220	Unisys Corp. (a)	1,250,990

		2,102,907

Office Electronics — 0.3%
48,150	IKON Office Solutions, Inc.	578,763

Semiconductor Equipment & Products — 6.8%
829	Cabot Microelectronics Corp. (a)	30,051
29,636	Cree, Inc. (a)	904,787
207,845	Intel Corp.	4,169,371
131,162	Micron Technology, Inc. (a)	1,577,879
199,796	Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	1,426,543
258,210	Texas Instruments Inc.	5,494,709

		13,603,340

Software — 3.2%
46,900	Advent Software, Inc. (a)	789,327
27,910	Autodesk, Inc.	1,357,263
70,000	Micromuse Inc. (a)	257,600
141,730	Microsoft Corp.	3,918,834

		6,323,024

	TOTAL INFORMATION TECHNOLOGY	37,659,964

MATERIALS — 4.0%
Chemicals — 1.1%
74,180	Engelhard Corp.	2,103,003

Metals & Mining — 2.0%
55,495	Alcoa Inc.	1,864,077
52,760	Allegheny Technologies Inc.	962,870
23,360	Newmont Mining Corp.	1,063,581

		3,890,528

Paper & Forest Products — 0.9%
28,475	Weyerhaeuser Co.	1,893,018

	TOTAL MATERIALS	7,886,549

TELECOMMUNICATION SERVICES — 3.0%
Diversified Telecommunication Services — 2.2%
76,060	Nippon Telegraph and Telephone Corp., ADR	1,519,679
55,280	SBC Communications Inc.	1,434,516
37,940	Verizon Communications Inc.	1,494,077

		4,448,272

Wireless Telecommunication Services — 0.8%
61,360	Vodafone Group PLC, Sponsored ADR	1,479,390

	TOTAL TELECOMMUNICATION SERVICES	5,927,662

See Notes to Schedule of Investments.

MULTIPLE DISCIPLINE PORTFOLIO — ALL CAP GROWTH AND VALUE

Schedules of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE

UTILITIES — 0.4%
Multi-Utilities — 0.4%
69,300	The Williams Cos., Inc.	$838,530

	TOTAL COMMON STOCK
	(Cost — $174,337,046)	181,720,503

FACE
AMOUNT	SECURITY	VALUE

REPURCHASE AGREEMENT — 9.9%
$19,740,000	State Street Bank and Trust Co. dated 9/30/04, 1.600% due 10/1/04;
	Proceeds at maturity — $19,740,877; (Fully collateralized by
	U.S. Treasury Bonds, 6.125% to 8.125% due 8/15/19 to 8/15/29;
	Market value — $20,140,518) (Cost — $19,740,000)	19,740,000

	TOTAL INVESTMENTS — 101.2% (Cost — $194,077,046*)	201,460,503
	Liabilities in Excess of Other Assets — (1.2)%	(2,471,460)

	TOTAL NET ASSETS — 100.0%	$198,989,043

(a) Non-income producing security.
* Aggregate cost for Federal income tax purposes is substantially the same.

Abbreviation used in this schedule:
ADR — American Depositary Receipt

See Notes to Schedule of Investments.

MULTIPLE DISCIPLINE PORTFOLIO — LARGE CAP GROWTH AND VALUE

Schedules of Investments (unaudited)(continued)	September 30, 2004

SHARES	SECURITY	VALUE

COMMON STOCK — 94.0%
CONSUMER DISCRETIONARY — 10.8%
Household Durables — 0.8%
9,140	Newell Rubbermaid Inc.	$183,165

Media — 7.0%
7,220	Comcast Corp., Class A Shares (a)	203,893
25,840	Liberty Media Corp., Series A Shares (a)	225,325
1,800	The News Corp. Ltd., Sponsored ADR	56,394
39,300	Time Warner Inc. (a)	634,302
17,940	The Walt Disney Co.	404,547

		1,524,461

Multiline Retail — 0.9%
4,415	Target Corp.	199,779

Specialty Retail — 2.1%
11,675	The Home Depot, Inc.	457,660

	TOTAL CONSUMER DISCRETIONARY	2,365,065

CONSUMER STAPLES — 12.0%
Beverages — 4.1%
13,620	The Coca-Cola Co.	545,481
7,360	PepsiCo, Inc.	358,064

		903,545

Food & Drug Retailing — 1.8%
11,440	The Kroger Co. (a)	177,549
10,790	Safeway Inc. (a)	208,355

		385,904

Food Products — 1.0%
3,390	Wm. Wrigley Jr. Co.	214,621

Household Products — 0.8%
2,665	Kimberly-Clark Corp.	172,132

Personal Products — 2.6%
13,925	The Gillette Co.	581,230

Tobacco — 1.7%
8,100	Altria Group, Inc.	381,024

	TOTAL CONSUMER STAPLES	2,638,456

ENERGY — 5.8%
Oil & Gas — 5.8%
3,810	BP PLC, Sponsored ADR	219,189
4,430	ChevronTexaco Corp.	237,625
6,035	Exxon Mobil Corp.	291,672
5,240	Royal Dutch Petroleum Co., NY Shares	270,384
2,525	Total SA, Sponsored ADR	257,979

	TOTAL ENERGY	1,276,849

See Notes to Schedule of Investments.

MULTIPLE DISCIPLINE PORTFOLIO — LARGE CAP GROWTH AND VALUE

Schedules of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE

FINANCIALS — 17.8%
Banks — 4.1%
5,552	Bank of America Corp.	$240,568
6,050	The Bank of New York Co., Inc.	176,479
4,700	Wachovia Corp.	220,665
4,420	Washington Mutual, Inc.	172,734
1,550	Wells Fargo & Co.	92,426

		902,872

Diversified Financials — 8.1%
3,405	American Express Co.	175,221
2,490	Capital One Financial Corp.	184,011
2,090	The Goldman Sachs Group, Inc.	194,872
3,715	JPMorgan Chase & Co.	147,597
14,535	Merrill Lynch & Co., Inc.	722,680
3,955	Morgan Stanley	194,981
7,125	Waddell & Reed Financial, Inc., Class A Shares	156,750

		1,776,112

Insurance — 5.6%
11,660	American International Group, Inc.	792,763
118	Berkshire Hathaway Inc., Class B Shares (a)	338,778
2,560	The St. Paul Travelers Cos., Inc.	84,634

		1,216,175

	TOTAL FINANCIALS	3,895,159

HEALTHCARE — 15.7%
Biotechnology — 5.0%
9,690	Amgen Inc. (a)	549,229
3,370	Biogen Idec Inc. (a)	206,143
6,450	Genentech, Inc. (a)	338,109

		1,093,481

Healthcare Providers & Services — 0.6%
3,520	HCA, Inc.	134,288

Pharmaceuticals — 10.1%
3,560	GlaxoSmithKline PLC, ADR	155,679
10,000	Johnson & Johnson	563,300
9,365	Merck & Co. Inc.	309,045
28,648	Pfizer Inc.	876,629
7,150	Schering-Plough Corp.	136,279
4,820	Wyeth	180,268

		2,221,200

	TOTAL HEALTHCARE	3,448,969

INDUSTRIALS — 4.3%
Aerospace & Defense — 0.7%
2,990	The Boeing Co.	154,344

See Notes to Schedule of Investments.

MULTIPLE DISCIPLINE PORTFOLIO — LARGE CAP GROWTH AND VALUE

Schedules of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE

Commercial Services & Supplies — 0.7%
2,500	Avery Dennison Corp.	$164,450

Industrial Conglomerates — 2.9%
12,410	General Electric Co.	416,728
5,955	Honeywell International Inc.	213,546

		630,274

	TOTAL INDUSTRIALS	949,068

INFORMATION TECHNOLOGY — 19.7%
Communications Equipment — 3.2%
23,205	Cisco Systems, Inc. (a)	420,010
6,925	Comverse Technology, Inc. (a)	130,398
11,855	Nokia Oyj, Sponsored ADR	162,651

		713,059

Computers & Peripherals — 4.6%
12,680	Dell Inc.*	451,408
12,575	Hewlett-Packard Co.	235,781
2,050	International Business Machines Corp.	175,767
36,985	Sun Microsystems, Inc. (a)	149,419

		1,012,375

Electronic Equipment & Instruments — 0.7%
29,000	Solectron Corp. (a)	143,550

Internet Software & Services — 2.1%
20,500	InterActiveCorp. (a)	451,410

Semiconductor Equipment & Products — 5.7%
32,195	Intel Corp.	645,832
28,310	Texas Instruments Inc.	602,437

		1,248,269

Software — 3.4%
26,980	Microsoft Corp.	745,997

	TOTAL INFORMATION TECHNOLOGY	4,314,660

MATERIALS — 2.0%
Metals & Mining — 0.9%
6,050	Alcoa Inc.	203,219

Paper & Forest Products — 1.1%
5,755	International Paper Co.	232,560

	TOTAL MATERIALS	435,779

TELECOMMUNICATION SERVICES — 3.5%
Diversified Telecommunication Services — 2.6%
6,541	AT&T Corp.	93,667
8,115	SBC Communications Inc.	210,584
6,860	Verizon Communications Inc.	270,147

		574,398

See Notes to Schedule of Investments.

MULTIPLE DISCIPLINE PORTFOLIO — LARGE CAP GROWTH AND VALUE

Schedules of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE

Wireless Telecommunication Services — 0.9%
12,785	AT&T Wireless Services Inc. (a)	$188,962

	TOTAL TELECOMMUNICATION SERVICES	763,360

UTILITIES — 2.4%
Electric Utilities — 0.9%
4,400	Ameren Corp.	203,060

Gas Utilities — 0.5%
2,630	KeySpan Corp.	103,096

Multi-Utilities — 1.0%
9,910	NiSource Inc.	208,209

	TOTAL UTILITIES	514,365

	TOTAL COMMON STOCK
	(Cost — $20,147,850)	20,601,730

FACE
AMOUNT	SECURITY	VALUE

REPURCHASE AGREEMENT— 7.9%
$1,738,000	State Street Bank and Trust Co. dated 9/30/04, 1.600% due 10/1/04;
	Proceeds at maturity — $1,738,077; (Fully collateralized by
	U.S. Treasury Bonds, 8.500% to 9.500% due 11/15/18 to 2/15/20;
	Market value — $1,777,831) (Cost — $1,738,000)	1,738,000

	TOTAL INVESTMENTS — 101.9% (Cost — $21,885,850*)	22,339,730
	Liabilities in Excess of Other Assets — (1.9)%	(413,241)

	TOTAL NET ASSETS — 100.0%	$21,926,489

(a) Non-income producing security.
* Aggregate cost for Federal income tax purposes is substantially the same.

Abbreviations used in the schedule:
ADR — American Depositary Receipt

See Notes to Schedule of Investments.

MULTIPLE DISCIPLINE PORTFOLIO — GLOBAL ALL CAP GROWTH AND VALUE

Schedules of Investments (unaudited)(continued)	September 30, 2004

SHARES	SECURITY	VALUE

COMMON STOCK — 89.4%
CONSUMER DISCRETIONARY — 12.3%
Automobiles — 0.3%
5,500	Honda Motor Co., Ltd., Sponsored ADR	$133,980

Household Durables — 0.8%
5,120	Koninklijke (Royal) Philips Electronics N.V., New York Shares	117,299
8,170	Newell Rubbermaid Inc.	163,727

		281,026

Leisure Equipment & Products — 0.4%
4,200	Fuji Photo Film Co. Ltd., Unsponsored ADR	138,012

Media — 8.1%
14,470	Cablevision Systems Corp., New York Group, Class A Shares (a)	293,452
	Comcast Corp.:
5,792	Class A Shares (a)	163,566
13,825	Special Class A Shares (a)	385,994
2,660	Grupo Televisa, S.A., Sponsored ADR	140,262
61,385	Liberty Media Corp., Series A Shares (a)	535,277
1,074	Liberty Media International, Inc., Class A Shares (a)	35,831
	The News Corp. Ltd.:
6,090	Sponsored ADR	200,178
1,090	Sponsored Preferred ADR	34,150
35,735	Time Warner Inc. (a)	576,763
18,895	The Walt Disney Co.	426,082
3,140	WPP Group PLC, Sponsored ADR	146,635

		2,938,190

Multiline Retail — 0.9%
4,110	Target Corp.	185,978
4,100	Wal-Mart de Mexico, S.A. de C.V., Sponsored ADR, Series V Shares	138,974

		324,952

Specialty Retail — 1.8%
29,460	Charming Shoppes, Inc. (a)	209,755
11,275	The Home Depot, Inc.	441,980

		651,735

	TOTAL CONSUMER DISCRETIONARY	4,467,895

CONSUMER STAPLES — 9.2%
Beverages — 3.0%
13,520	The Coca-Cola Co.	541,476
4,300	Diageo PLC, Sponsored ADR	216,849
6,745	PepsiCo, Inc.	328,144

		1,086,469

Food & Drug Retailing — 1.8%
10,650	The Kroger Co. (a)	165,288
9,960	Safeway Inc. (a)	192,328
4,130	Seven-Eleven Japan Co., Ltd., ADR	118,037
12,350	Tesco PLC, Sponsored ADR	191,243

		666,896

Food Products — 1.5%
9,370	Groupe Danone, Sponsored ADR	147,109

See Notes to Schedule of Investments.

MULTIPLE DISCIPLINE PORTFOLIO — GLOBAL ALL CAP GROWTH AND VALUE

Schedules of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE

Food Products — 1.5% (continued)
3,580	Nestle S.A., Sponsored ADR	$204,989
2,940	Wm. Wrigley Jr. Co.	186,131

		538,229

Household Products — 0.5%
2,775	Kimberly-Clark Corp.	179,237

Personal Products — 1.5%
13,375	The Gillette Co.	558,272

Tobacco — 0.9%
7,300	Altria Group, Inc.	343,392

	TOTAL CONSUMER STAPLES	3,372,495

ENERGY — 5.9%
Energy Equipment & Services — 1.3%
6,015	Grant Prideco, Inc. (a)	123,247
6,935	Weatherford International Ltd. (a)	353,824

		477,071

Oil & Gas — 4.6%
7,640	BP PLC, Sponsored ADR	439,529
4,830	ChevronTexaco Corp.	259,081
5,750	Exxon Mobil Corp.	277,898
6,870	Royal Dutch Petroleum Co., New York Shares	354,492
3,495	Total SA, Sponsored ADR	357,084

		1,688,084

	TOTAL ENERGY	2,165,155

FINANCIALS — 14.1%
Banks — 4.6%
5,712	Bank of America Corp.	247,501
2,580	Bank of Ireland, Sponsored ADR	139,836
5,185	The Bank of New York Co., Inc.	151,246
1,580	HSBC Holdings PLC, Sponsored ADR	126,084
26,510	Mitsubishi Tokyo Financial Group, Inc., ADR	221,093
2,390	UBS AG, Registered Shares	168,089
8,880	United Overseas Bank Ltd., Sponsored ADR	144,518
4,865	Wachovia Corp.	228,412
4,925	Washington Mutual, Inc.	192,469
850	Wells Fargo & Co.	50,686

		1,669,934

Diversified Financials — 6.2%
3,430	American Express Co.	176,508
2,300	Capital One Financial Corp.	169,970
1,730	The Goldman Sachs Group, Inc.	161,305
4,660	ING Groep N.V., Sponsored ADR	117,805
3,185	JPMorgan Chase & Co.	126,540
4,235	Lehman Brothers Holdings Inc.	337,614
13,090	Merrill Lynch & Co., Inc.	650,835
4,175	Morgan Stanley	205,828

See Notes to Schedule of Investments.

MULTIPLE DISCIPLINE PORTFOLIO — GLOBAL ALL CAP GROWTH AND VALUE

Schedules of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE

Diversified Financials — 6.2% (continued)
14,260	Nomura Holdings Inc., ADR	$184,097
6,210	Waddell & Reed Financial, Inc., Class A Shares	136,620

		2,267,122

Insurance — 3.3%
10,980	American International Group, Inc.	746,530
6,245	AXA, Sponsored ADR	126,649
92	Berkshire Hathaway Inc., Class B Shares (a)	264,132
1,750	The St. Paul Travelers Cos., Inc.	57,855

		1,195,166

	TOTAL FINANCIALS	5,132,222

HEALTHCARE — 17.1%
Biotechnology — 7.1%
730	Alkermes, Inc. (a)	8,424
8,920	Amgen Inc. (a)	505,586
9,205	Biogen Idec Inc. (a)	563,070
11,040	Chiron Corp. (a)	487,968
5,850	Genentech, Inc. (a)	306,657
8,715	Genzyme Corp. (a)	474,183
17,630	Millennium Pharmaceuticals, Inc. (a)	241,707

		2,587,595

Healthcare Providers & Services — 1.7%
3,090	HCA Inc.	117,884
6,670	UnitedHealth Group Inc.	491,846

		609,730

Pharmaceuticals — 8.3%
8,090	Forest Laboratories, Inc. (a)	363,888
8,580	GlaxoSmithKline PLC, ADR	375,203
9,730	Johnson & Johnson	548,091
9,705	Merck & Co., Inc.	320,265
2,460	Novartis AG, Sponsored ADR	114,808
2,940	Novo-Nordisk A/S, Sponsored ADR	161,024
29,042	Pfizer Inc.	888,685
4,260	Schering-Plough Corp.	81,196
4,480	Wyeth	167,552

		3,020,712

	TOTAL HEALTHCARE	6,218,037

INDUSTRIALS — 5.4%
Aerospace & Defense — 1.2%
2,820	The Boeing Co.	145,568
4,520	L-3 Communications Holdings, Inc.	302,840

		448,408

Commercial Services & Supplies — 0.4%
2,200	Avery Dennison Corp.	144,716

Industrial Conglomerates — 3.0%
12,475	General Electric Co.	418,910

See Notes to Schedule of Investments.

MULTIPLE DISCIPLINE PORTFOLIO — GLOBAL ALL CAP GROWTH AND VALUE

Schedules of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE

Industrial Conglomerates — 3.0% (continued)
5,395	Honeywell International Inc.	$193,465
3,270	Hutchison Whampoa Ltd., Unsponsered ADR	127,897
11,180	Tyco International Ltd.	342,779

		1,083,051

Machinery — 0.8%
11,740	Pall Corp.	287,395

	TOTAL INDUSTRIALS	1,963,570

INFORMATION TECHNOLOGY — 17.1%
Communications Equipment — 2.4%
23,070	Cisco Systems, Inc. (a)	417,567
5,450	Comverse Technology, Inc. (a)	102,624
26,515	Nokia Oyj, Sponsored ADR	363,786

		883,977

Computers & Peripherals — 3.5%
12,440	Dell Inc. (a)	442,864
12,105	Hewlett-Packard Co.	226,969
2,250	International Business Machines Corp.	192,915
23,870	Maxtor Corp. (a)	124,124
5,530	SanDisk Corp. (a)	161,034
33,475	Sun Microsystems, Inc. (a)	135,239

		1,283,145

Electronic Equipment & Instruments — 0.9%
4,325	Mettler-Toledo International Inc. (a)	204,226
25,000	Solectron Corp. (a)	123,750

		327,976

Internet Software & Services — 1.3%
20,530	IAC/InterActiveCorp (a)	452,071

Office Electronics — 0.6%
4,610	Canon Inc., Sponsored ADR	217,408

Semiconductor Equipment & Products — 4.6%
150	Cabot Microelectronics Corp. (a)	5,438
5,330	Cree, Inc. (a)	162,725
32,570	Intel Corp.	653,354
24,640	Micron Technology, Inc. (a)	296,419
26,270	Texas Instruments Inc.	559,026

		1,676,962

Software — 3.8%
9,760	Advent Software, Inc. (a)	164,261
5,140	Autodesk, Inc.	249,958
27,420	Microsoft Corp.	758,163
5,540	SAP AG, Sponsored ADR	215,783

		1,388,165

	TOTAL INFORMATION TECHNOLOGY	6,229,704

See Notes to Schedule of Investments.

MULTIPLE DISCIPLINE PORTFOLIO — GLOBAL ALL CAP GROWTH AND VALUE

Schedules of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE

MATERIALS — 3.0%
Chemicals — 0.8%
2,150	BASF AG, Sponsored ADR	$126,742
4,970	BOC Group PLC, Sponsored ADR	161,724

		288,466

Construction Materials — 0.5%
8,040	CRH PLC, Sponsored ADR	190,146

Metals & Mining — 1.1%
6,885	Alcoa Inc.	231,267
1,520	Rio Tinto PLC, Sponsored ADR	165,148

		396,415

Paper & Forest Products — 0.6%
5,880	International Paper Co.	237,611

	TOTAL MATERIALS	1,112,638

TELECOMMUNICATION SERVICES — 3.4%
Diversified Telecommunication Services — 2.1%
6,251	AT&T Corp.	89,514
6,195	Nippon Telegraph and Telephone Corp., ADR	123,776
7,460	SBC Communications Inc.	193,587
2,506	Telefonica S.A., Sponsored ADR	112,745
6,330	Verizon Communications Inc.	249,275

		768,897

Wireless Telecommunication Services — 1.3%
7,110	AT&T Wireless Services, Inc. (a)	105,086
7,260	SK Telecom Co., Ltd., Sponsored ADR	141,207
9,175	Vodafone Group PLC, Sponsored ADR	221,209

		467,502

	TOTAL TELECOMMUNICATION	1,236,399

UTILITIES — 1.9%
Electric Utilities — 0.8%
4,000	Ameren Corp.	184,600
6,240	Endesa, S.A., Sponsored ADR	119,246

		303,846

Gas Utilities — 0.5%
60,950	Hong Kong & China Gas Co. Ltd., Sponsored ADR	113,727
1,920	KeySpan Corp.	75,264

		188,991

Multi—Utilities — 0.6%
9,420	NiSource Inc.	197,914

	TOTAL UTILITIES	690,751

	TOTAL COMMON STOCK
	(Cost — $31,582,911)	32,588,866

See Notes to Schedule of Investments.

MULTIPLE DISCIPLINE PORTFOLIO — GLOBAL ALL CAP GROWTH AND VALUE

Schedules of Investments (unaudited) (continued)	September 30, 2004

FACE
AMOUNT	SECURITY	VALUE

REPURCHASE AGREEMENT — 11.6%
$4,233,000	State Street Bank and Trust Co. dated 9/30/04, 1.600% due 10/1/04;
	Proceeds at maturity — $4,233,188; (Fully collateralized by
	U.S. Treasury Notes, 4.750% due 5/15/14;
	Market value — $4,330,912) (Cost — $4,233,000)	4,233,000

	TOTAL INVESTMENTS — 101.0% (Cost — $35,815,911*)	36,821,866
	Liabilities in Excess of Other Assets — (1.0)%	(376,514)

	TOTAL NET ASSETS — 100.0%	$36,445,352

(a) Non-income producing security.
* Aggregate cost for Federal income tax purposes is substantially the same.

Abbreviation used in this schedule:
ADR — American Depositary Receipt

See Notes to Schedule of Investments.

MULTIPLE DISCIPLINE PORTFOLIO — BALANCED ALL CAP GROWTH AND VALUE FUND

Schedules of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE

COMMON STOCK — 63.1%
CONSUMER DISCRETIONARY — 8.8%
Hotels Restaurants & Leisure — 0.3%
13,700	McDonald's Corp.	$384,011

Leisure Equipment & Products — 0.8%
37,680	Hasbro, Inc.	708,384
22,900	Mattel, Inc.	415,177

		1,123,561

Media — 6.4%
40,765	Cablevision Systems - New York Group, Class A Shares (a)	826,714
69,370	Comcast Corp., Special Class A Shares (a)	1,936,810
223,165	Liberty Media Corp., Series A Shares (a)	1,945,999
3,554	Liberty Media International, Inc. (a)	118,569
23,160	The News Corp. Ltd., Sponsored ADR	761,269
122,695	Time Warner Inc. (a)	1,980,297
84,230	The Walt Disney Co.	1,899,386

		9,469,044

Specialty Retail — 1.2%
78,660	Charming Shoppes, Inc. (a)	560,059
31,005	The Home Depot, Inc.	1,215,396

		1,775,455

Textiles & Apparel — 0.1%
15,000	Tommy Hilfiger Corp. (a)	148,050

	TOTAL CONSUMER DISCRETIONARY	12,900,121

CONSUMER STAPLES — 4.2%
Beverages — 2.4%
38,155	The Coca-Cola Co.	1,528,108
39,765	PepsiCo, Inc.	1,934,567

		3,462,675

Food & Drug Retailing — 0.3%
25,570	Safeway Inc. (a)	493,757

Food Products — 0.5%
10,890	Wm. Wrigley Jr. Co.	689,446

Personal Products — 1.0%
34,530	The Gillette Co.	1,441,282

	TOTAL CONSUMER STAPLES	6,087,160

ENERGY — 3.4%
Energy Equipment & Services — 1.3%
17,760	GlobalSantaFe Corp.	544,344
18,375	Grant Prideco, Inc. (a)	376,504
19,620	Weatherford International Ltd. (a)	1,001,012

		1,921,860

See Notes to Schedule of Investments.

MULTIPLE DISCIPLINE PORTFOLIO — BALANCED ALL CAP GROWTH AND VALUE FUND

Schedules of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE

Oil & Gas — 2.1%
6,740	Anadarko Petroleum Corp.	$447,266
13,750	BP PLC, Sponsored ADR	791,038
27,355	Exxon Mobil Corp.	1,322,067
5,960	Murphy Oil Corp.	517,149

		3,077,520

	TOTAL ENERGY	4,999,380

FINANCIALS — 9.2%
Banks — 0.7%
23,125	The Bank of New York Co., Inc.	674,556
5,155	Wells Fargo & Co.	307,393

		981,949

Diversified Financials — 4.3%
19,085	American Express Co.	982,114
43,554	JPMorgan Chase & Co.	1,730,400
12,285	Lehman Brothers Holdings Inc.	979,360
8,990	MBNA Corp.	226,548
28,960	Merrill Lynch & Co., Inc.	1,439,891
5,000	Morgan Stanley	246,500
16,380	State Street Corp.	699,590

		6,304,403

Insurance — 4.2%
11,925	Ambac Financial Group, Inc.	953,404
35,050	American International Group, Inc.	2,383,050
355	Berkshire Hathaway, Inc., Class B Shares (a)	1,019,205
11,810	The Chubb Corp.	830,007
14,365	MGIC Investment Corp.	955,991
2,500	The St. Paul Travelers Cos., Inc.	82,650

		6,224,307

	TOTAL FINANCIALS	13,510,659

HEALTHCARE — 14.1%
Biotechnology — 5.4%
1,690	Alkermes, Inc. (a)	19,503
29,800	Amgen Inc. (a)	1,689,064
26,455	Biogen Idec Inc. (a)	1,618,252
32,045	Chiron Corp. (a)	1,416,389
17,850	Genentech, Inc. (a)	935,697
27,525	Genzyme Corp. (a)	1,497,635
50,150	Millennium Pharmaceuticals, Inc. (a)	687,556

		7,864,096

Healthcare Providers & Services — 1.3%
17,940	McKesson Corp.	460,161
20,340	UnitedHealth Group Inc.	1,499,872

		1,960,033

See Notes to Schedule of Investments.

MULTIPLE DISCIPLINE PORTFOLIO — BALANCED ALL CAP GROWTH AND VALUE FUND

Schedules of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE

Pharmaceuticals — 7.4%
24,910	Abbott Laboratories	$1,055,188
22,660	Forest Laboratories, Inc. (a)	1,019,247
17,850	GlaxoSmithKline PLC, ADR	780,580
37,375	Johnson & Johnson	2,105,334
56,275	Merck & Co., Inc.	1,857,075
92,173	Pfizer Inc.	2,820,494
34,695	Wyeth	1,297,593

		10,935,511

	TOTAL HEALTHCARE	20,759,640

INDUSTRIALS — 5.4%
Aerospace & Defense — 1.0%
11,710	L-3 Communications Holdings, Inc.	784,570
19,815	Raytheon Co.	752,574

		1,537,144

Airlines — 0.2%
18,800	Southwest Airlines Co.	256,056

Commercial Services & Supplies — 0.4%
23,190	Sabre Holdings Corp., Class A Shares	568,851

Electrical Equipment — 0.7%
16,755	Emerson Electric Co.	1,036,967

Industrial Conglomerates — 1.9%
33,510	General Electric Co.	1,125,266
20,500	Honeywell International Inc.	735,130
30,950	Tyco International Ltd.	948,927

		2,809,323

Machinery — 1.2%
12,415	Caterpillar Inc.	998,787
31,090	Pall Corp.	761,083

		1,759,870

	TOTAL INDUSTRIALS	7,968,211

INFORMATION TECHNOLOGY — 13.1%
Communications Equipment — 1.8%
62,010	Cisco Systems, Inc. (a)	1,122,381
45,115	Motorola, Inc.	813,875
46,740	Nokia Oyj, Sponsored ADR	641,273

		2,577,529

Computers & Peripherals — 1.8%
32,230	Dell Inc. (a)	1,147,388
15,450	Electronics for Imaging, Inc. (a)	250,908
4,860	International Business Machines Corp.	416,696
66,085	Maxtor Corp. (a)	343,642
15,360	SanDisk Corp. (a)	447,283

		2,605,917

See Notes to Schedule of Investments.

MULTIPLE DISCIPLINE PORTFOLIO — BALANCED ALL CAP GROWTH AND VALUE FUND

Schedules of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE

Electronic Equipment & Instruments — 0.7%
19,275	Agilent Technologies, Inc. (a)	$415,762
130,540	Solectron Corp. (a)	646,173

		1,061,935

Internet Software & Services — 0.9%
56,690	IAC/InterActive Corp (a)	1,248,314
20,000	RealNetworks, Inc. (a)	93,200

		1,341,514

It Consulting & Services — 0.7%
18,830	SunGard Data Systems Inc. (a)	447,589
63,960	Unisys Corp. (a)	660,067

		1,107,656

Office Electronics — 0.2%
27,700	IKON Office Solutions, Inc.	332,954

Semiconductor Equipment & Products — 4.7%
505	Cabot Microelectronics Corp. (a)	18,306
16,215	Cree, Inc. (a)	495,044
109,680	Intel Corp.	2,200,181
70,040	Micron Technology, Inc. (a)	842,581
93,307	Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	666,212
125,100	Texas Instruments Inc.	2,662,128

		6,884,452

Software — 2.3%
18,890	Advent Software, Inc. (a)	317,919
15,620	Autodesk, Inc.	759,601
65,000	Micromuse Inc. (a)	239,200
74,240	Microsoft Corp.	2,052,736

		3,369,456

	TOTAL INFORMATION TECHNOLOGY	19,281,413

MATERIALS — 2.6%
Chemicals — 0.7%
34,080	Engelhard Corp.	966,168

Metals & Mining — 1.3%
28,625	Alcoa Inc.	961,514
28,890	Allegheny Technologies Inc.	527,242
10,340	Newmont Mining Corp.	470,780

		1,959,536

Paper & Forest Products — 0.6%
14,340	Weyerhaeuser Co.	953,323

	TOTAL MATERIALS	3,879,027

TELECOMMUNICATION SERVICES — 2.0%
Diversified Telecommunication Services — 1.5%
35,530	Nippon Telegraph and Telephone Corp., ADR	709,889
25,230	SBC Communications Inc.	654,718
18,570	Verizon Communications Inc.	731,287

		2,095,894

See Notes to Schedule of Investments.

MULTIPLE DISCIPLINE PORTFOLIO — BALANCED ALL CAP GROWTH AND VALUE FUND

Schedules of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE

Wireless Telecommunication Services — 0.5%
32,070	Vodafone Group PLC, Sponsored ADR	$773,208

	TOTAL TELECOMMUNICATION SERVICES	2,869,102

UTILITIES — 0.3%
Multi-Utilities — 0.3%
37,350	The Williams Cos., Inc.	451,935

	TOTAL COMMON STOCK
	(Cost — $88,259,181)	92,706,648

FACE
AMOUNT	SECURITY	VALUE

U.S. TREASURY OBLIGATIONS — 19.1%
	U.S. Treasury Notes:
$ 5,860,000	6.500% due 10/15/06	6,310,722
9,275,000	2.250% due 2/15/07	9,178,994
12,460,000	3.250% due 8/15/07	12,601,645

	TOTAL U.S. TREASURY OBLIGATIONS
	(Cost — $28,472,102)	28,091,361

U.S. GOVERNMENT AGENCIES — 9.1%
4,150,000	Federal Home Loan Mortgage Corp., 6.875% due 1/15/05	4,209,295
	Federal National Mortgage Association:
4,220,000	3.375% due 12/15/08	4,191,650
4,910,000	4.625% due 10/15/13	4,947,876

	TOTAL U.S. GOVERNMENT AGENCIES
	(Cost — $13,383,341)	13,348,821

REPURCHASE AGREEMENT — 8.8%
12,940,000	State Street Bank and Trust Co. dated 9/30/04, 1.600% due 10/1/04;
	Proceeds at maturity — $12,940,575; (Fully collateralized by
	U.S. Treasury Notes, 4.750% due 5/15/14;
	Market value — $13,211,325) (Cost — $ 12,940,000)	12,940,000

	TOTAL INVESTMENTS — 100.1% (Cost — $143,054,624*)	147,086,830
	Liabilities in Excess of Other Assets — (0.1)%	(114,245)

	TOTAL NET ASSETS — 100.0%	$146,972,585

(a) Non-income producing security.
* Aggregate cost for Federal incone tax purposes is substantially the same.

Abbreviation used in this schedule:
ADR — American Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedules of Investments (unaudited)

Note 1.      Organization and Significant Accounting Policies

Multiple Discipline Portfolio — All Cap Growth and Value (“All Cap Growth and Value”), Multiple Discipline Portfolio — Large Cap Growth and Value (“Large Cap Growth and Value”), Multiple Discipline Portfolio — Global All Cap Growth and Value (“Global All Cap Growth and Value”) and Multiple Discipline Portfolio — Balanced All Cap Growth and Value (“Balanced All Cap Growth and Value”) (“Funds”) are separate investment funds of the Smith Barney Multiple Discipline Trust (“Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, (“1940 Act”) as a diversified open-end management investment company.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (‘‘GAAP’’).

(a) Investment Valuation. Securities traded on national securities markets are valued at the closing price on such markets or, if there were no sales during the day, at the mean between the closing bid and asked prices; securities primarily traded on foreign exchanges are generally valued at the closing values of such securities on their respective exchanges, except that when a significant occurrence exists subsequent to the time a value was so established and it is likely to have significantly changed the value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Board of Trustees; securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price; securities traded in the over-the-counter market are valued at prices based on market quotations for securities of similar type; U.S. government agencies and obligations are valued at the mean between the last reported bid and asked prices. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADR’s and futures contracts. Securities maturing within 60 days are valued at cost plus accreted discount or minus amortized premium, which approximates value. Securities, other than U.S. government agencies, that have a maturity of 60 days or more are valued at prices based on market quotations for securities of similar type, yield and maturity. Securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Trustees.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Investment Transactions. Security transactions are accounted for on trade date.

Note 2.      Investments

At September 30, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

	All Cap	Large Cap	Global All Cap	Balanced All Cap
	Growth and Value	Growth and Value	Growth and Value	Growth and Value

Gross unrealized appreciation	$15,421,196	$1,328,078	$2,168,236	$8,562,816
Gross unrealized depreciation	(8,037,739)	(874,198)	(1,162,281)	(4,530,609)

Net unrealized appreciation	$7,383,457	$453,880	$1,005,955	$4,032,207

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

      Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Multiple Discipline Trust.

By	/s/ R. JAY GERKEN

R. Jay Gerken
Chief Executive Officer

Date: November 24, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN

R. Jay Gerken
Chief Executive Officer

Date: November 24, 2004

By	/s/ FRANCES M. GUGGINO

Frances M. Guggino
Chief Financial Officer

Date: November 24, 2004